Amounts Due to Related Party	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
AMOUNTS DUE TO RELATED PARTY	NOTE 10 – AMOUNTS DUE TO RELATED PARTY As of March 31, 2020, $844,716 due to related party were payables due to Xuezhu Wang, CEO of the Company, for the payment of expenses on behalf of the Company.